Called-up share capital - Treasury shares (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Treasury shares [member]
Disclosure of classes of share capital [line items]
Balance, beginning of period (in shares)	812,021	1,077,079	1,124,927
Treasury shares outstanding, beginning of period	$ 204	$ 271	$ 281
Purchases for settlement of employee share plans (in shares)	660,765	8,302	24,688
Purchases for settlement of employee share plans	$ 165	$ 2	$ 6
Issue of new shares for employee share-based payment plans (in shares)	0	0	71,039
Issue of new shares for employee share-based payment plans	$ 0	$ 0	$ 19
Shares re-issued for employee share-based payment plans (in shares)	(363,198)	(273,360)	(143,575)
Shares re-issued for employee share-based payment plans	$ (92)	$ (69)	$ (35)
Balance, end of period (in shares)	1,109,588	812,021	1,077,079
Treasury shares outstanding, end of period	$ 277	$ 204	$ 271
Shares held in treasury by BP
Disclosure of classes of share capital [line items]
Balance, beginning of period (in shares)	481,474	726,339
Treasury shares outstanding, beginning of period	$ 121	$ 183
Balance, end of period (in shares)	857,433	481,474	726,339
Treasury shares outstanding, end of period	$ 214	$ 121	$ 183
Shares held in ESOP trusts
Disclosure of classes of share capital [line items]
Balance, beginning of period (in shares)	330,510	350,704
Treasury shares outstanding, beginning of period	$ 83	$ 88
Balance, end of period (in shares)	252,118	330,510	350,704
Treasury shares outstanding, end of period	$ 63	$ 83	$ 88
Shares held by BP’s US share plan administratorb | US
Disclosure of classes of share capital [line items]
Balance, beginning of period (in shares)	37	36
Treasury shares outstanding, beginning of period	$ 0	$ 0
Balance, end of period (in shares)	37	37	36
Treasury shares outstanding, end of period	$ 0	$ 0	$ 0